Cover	Aug. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 27, 2026
Entity Registrant Name	FLUENCE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40978
Entity Tax Identification Number	87-1304612
Entity Address, Address Line One	2107 Wilson Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Arlington,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	(833)
Local Phone Number	358-3623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	FLNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001868941
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	4601 Fairfax Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203